Long-Term Debt and Line of Credit (Narrative) (Detail) (USD $)	1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2009	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 28, 2010
New credit facility agreement date	Jun. 15, 2012	Jun. 15, 2009
Credit facility agreement		$ 5,000,000			$ 10,000,000
Drew down amount in line of credit		2,000,000
Line of credit bore interest at prime plus		1.00%
Line of credit minimum interest rate		6.00%
Term loan					2,500,000
Repayment of line of credit					2,000,000
Modified line of credit facility bears interest maximum					1.50%
Modified line of credit facility bears interest minimum					5.50%
Term loan interest at prime plus			1.50%
Available funding under the line of credit at year end				9,500,000
Line of credit facility matures date				2012-12-01
Term loan repayments length months				36 months
Issuance of warrants to purchase shares of Series C convertible preferred stock				75,000	93,750	93,750
Conversion of series C convertible preferred shares to common stock					37,500
Fair value of the warrants on the date of issuance					76,000
Modified line of credit facility bears interest minimum			1.00%
Line of credit interest at prime plus			1.50%
Final payment of term loan			$ 1,800,000
Maximum [Member]
Term loan interest at prime plus					2.00%
Minimum [Member]
Term loan interest at prime plus					6.00%
US Prime Rate Plus [Member]
Line of credit interest at prime plus			2.00%